Offerings - Offering: 1	Jan. 22, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	16,083,036
Proposed Maximum Offering Price per Unit | $ / shares	1.50
Maximum Aggregate Offering Price	$ 24,124,554
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,331.60
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and (o) under the Securities Act of 1933, as amended, based on the fixed price of $1.50 per share.Includes (i) shares of Common Stock issued as part of the units sold in the private placement completed in September and October 2025, (ii) shares of Common Stock issued upon the automatic conversion of simple agreements for future equity (“SAFE”) into units sold in such private placement, and (iii) shares of Common Stock issuable upon the exercise of warrants sold in such private placement.